Employee Benefit Obligations - Expected Future Pension Benefit Payments (Details) - Pension Plan [Member] $ in Millions	Sep. 30, 2017 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Defined Benefit Plan, Expected Future Benefit Payments, Next Twelve Months	$ 3.4
Defined Benefit Plan, Expected Future Benefit Payments, Year Two	3.7
Defined Benefit Plan, Expected Future Benefit Payments, Year Three	3.8
Defined Benefit Plan, Expected Future Benefit Payments, Year Four	3.9
Defined Benefit Plan, Expected Future Benefit Payments, Year Five	3.9
Defined Benefit Plan, Expected Future Benefit Payments, Five Fiscal Years Thereafter	$ 22.6